UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 12/31/2010


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc Roland
Title:   Director Financial Planning & CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Marc Roland		    Solana Beach, CA             02/01/2011
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: 166476000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     3105   138292 SH       Sole                   133042              5250
AFLAC Inc.                     COM              001055102     3896    69042 SH       Sole                    66462              2580
Align Technology               COM              016255101     2614   133795 SH       Sole                   128925              4870
Allegheny Technologies         COM              01741r102     2388    43275 SH       Sole                    41110              2165
Apache Petroleum               COM              037411105     3449    28931 SH       Sole                    27846              1085
Baker Hughes                   COM              057224107     2790    48805 SH       Sole                    47005              1800
Bio Reference Laboratories     COM              09057g602     2398   108125 SH       Sole                   104155              3970
Carnival Cruise Lines          COM              143658300     1390    30145 SH       Sole                    27820              2325
Cerner Corp                    COM              156782104     2167    22875 SH       Sole                    21665              1210
Chevron Texaco Corp.           COM              166764100      390     4270 SH       Sole                     4270
Citrix Systems                 COM              177376100     1034    15115 SH       Sole                    13965              1150
Coca Cola                      COM              191216100      396     6019 SH       Sole                     6019
Consumer Discretionary Select  COM              81369y407      519    13862 SH       Sole                    13792                70
Consumer Staples Select Sector COM              81369Y308      600    20470 SH       Sole                    20135               335
Costco Whsl Group              COM              22160K105      217     3000 SH       Sole                     2800               200
Covidien Ltd                   COM              g2554f105     1933    42325 SH       Sole                    39750              2575
Danaher Corp Del               COM              235851102     3409    72260 SH       Sole                    69925              2335
Edwards Lifesciences           COM              28176e108      890    11010 SH       Sole                    10090               920
Equal Weight Health Care - Ryd COM              78355w841     1075    17120 SH       Sole                    16915               205
Expeditors International       COM              302130109      270     4950 SH       Sole                     3950              1000
Exxon Mobil                    COM              30231G102      747    10216 SH       Sole                    10216
Financial Select Sector - SPDR COM              81369Y605      759    47590 SH       Sole                    46930               660
General Electric               COM              369604103     3685   201499 SH       Sole                   193244              8255
Google Inc.                    COM              38259p508     5358     9020 SH       Sole                     8684               336
Green Dot Corp                 COM              39304d102     2646    46625 SH       Sole                    44910              1715
Halliburton, Inc.              COM              406216101     3072    75230 SH       Sole                    72395              2835
Hansen Natural                 COM              411310105     1131    21635 SH       Sole                    19305              2330
IBM                            COM              459200101     2064    14063 SH       Sole                    14063
Intercontinental Exchange      COM              45865v100     2675    22452 SH       Sole                    21322              1130
Johnson & Johnson              COM              478160104     3864    62467 SH       Sole                    60607              1860
MSCI Emerging Markets Index Fu COM              464287234    12228   256669 SH       Sole                   249049              7620
MSCI Pacific ex-Japan - iShare COM              464286665     2861    60905 SH       Sole                    57950              2955
MSCI Singapore - iShares       COM              464286673     6696   483440 SH       Sole                   466875             16565
MSCI Sweden - iShares          COM              464286756     3171   101540 SH       Sole                    99865              1675
MSCI Switzerland - iShares     COM              464286749     4245   169270 SH       Sole                   163230              6040
Medtronic, Inc.                COM              585055106      234     6313 SH       Sole                     6313
Microsoft Corp.                COM              594918104     1693    60642 SH       Sole                    59847               795
NextEra Energy                 COM              65339f101     1399    26913 SH       Sole                    26513               400
Nice Systems Ltd               COM              653656108      993    28450 SH       Sole                    25800              2650
Norfolk Southern Corp.         COM              655844108      248     3953 SH       Sole                     3953
Pepsico Inc.                   COM              713448108     4179    63962 SH       Sole                    61637              2325
PetMed Express Inc.            COM              716382106     2583   145025 SH       Sole                   139510              5515
Potash Corp. of Saskatchewan   COM              73755L107      872     5633 SH       Sole                     5552                81
Procter & Gamble               COM              742718109      282     4385 SH       Sole                     4385
Qualcomm                       COM              747525103     4092    82693 SH       Sole                    80103              2590
Resmed                         COM              761152107     3209    92636 SH       Sole                    88826              3810
Russell Mid-Cap Growth - iShar COM              464287481     3406    60171 SH       Sole                    57511              2660
Russell Mid-Cap Index Fund - i COM              464287499      912     8968 SH       Sole                     8938                30
Russell Small-Cap Growth - iSh COM              464287648     2247    25707 SH       Sole                    25187               520
Russell Small-Cap Index Fund - COM              464287655      837    10695 SH       Sole                    10665                30
Russell Small-Cap Value - iSha COM              464287630     1428    20092 SH       Sole                    19677               415
S&P Global Basic Matls Sector  COM              464288695      221     3021 SH       Sole                     3021
S&P Global Energy Sector - iSh COM              464287341      582    14912 SH       Sole                    14663               249
S&P Global Industrial Index -  COM              464288729      539    10010 SH       Sole                     9890               120
S&P Global Technology Index -  COM              464287291      997    16235 SH       Sole                    16045               190
S&P Global Telecom Sector - iS COM              464287275      314     5382 SH       Sole                     5322                60
S&P Latin America - iShares    COM              464287390     3413    63363 SH       Sole                    60933              2430
SEI Investments                COM              784117103     4660   195860 SH       Sole                   188890              6970
SPDR S&P BRIC 40               COM              78463x798     2819   102760 SH       Sole                    99750              3010
Teva Pharmaceutical Industries COM              881624209     4441    85195 SH       Sole                    82260              2935
Toronto Dominion Bank          COM              891160509     2391    32181 SH       Sole                    31086              1095
Toyota Motor CP ADR New        COM              892331307      303     3850 SH       Sole                     3850
VanceInfo Techs Inc ADRF Spons COM              921564100     2318    67110 SH       Sole                    64665              2445
Vanguard Total Stock Market ET COM              922908769      349     5372 SH       Sole                     5372
Verizon Communications         COM              92343V104     1916    53559 SH       Sole                    52534              1025
Visa                           COM              92826c839     3704    52630 SH       Sole                    50480              2150
WP PLC ADS                     COM              92933h101     3634    58646 SH       Sole                    56606              2040
WalMart                        COM              931142103     3671    68071 SH       Sole                    65742              2329
YUM! Brands                    COM              988498101     2847    58050 SH       Sole                    55845              2205
Gold Trust - SPDR              OAS              78463v107     8610    62071 SH       Sole                    60951              1120